Matthews Asia Innovators Active ETF	September 30, 2022

Schedule of Investments (unaudited)

COMMON EQUITIES: 98.5%

	Shares	Value

CHINA/HONG KONG: 56.2%
Meituan B Shares[a,b,c]	11,200	$236,273
Alibaba Group Holding, Ltd.[b]	22,500	223,426
Trip.com Group, Ltd.[b]	7,800	209,460
JD.com, Inc. A Shares	8,250	208,722
Tencent Holdings, Ltd.	5,200	176,471
H World Group, Ltd.	50,600	176,296
AIA Group, Ltd.	15,800	131,735
Pinduoduo, Inc. ADR[b]	2,087	130,604
China Resources Beer Holdings Co., Ltd.	18,000	125,314
KE Holdings, Inc. A Shares[b]	19,100	105,599
Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	20,000	92,522
Kuaishou Technology[a,b,c]	13,100	85,026
Shenzhen Inovance Technology Co., Ltd. A Shares	10,300	83,089
Alchip Technologies, Ltd.	3,000	81,924
Sungrow Power Supply Co., Ltd. A Shares	5,100	79,135
Kanzhun, Ltd. ADR[b]	4,158	70,187
Silergy Corp.	5,000	66,301
XPeng, Inc. A Shares[b]	9,300	54,498
Bilibili, Inc. Class Zb	2,880	43,879
Innovent Biologics, Inc.[a,b,c]	14,000	43,606
OPT Machine Vision Tech Co., Ltd. A Shares	1,897	42,083
Wuxi Biologics Cayman, Inc.[a,b,c]	6,500	39,249
KE Holdings, Inc. ADR[b]	549	9,618

Total China/Hong Kong		2,515,017

INDIA: 24.5%
ICICI Bank, Ltd.	33,312	352,975
Bajaj Finance, Ltd.	1,908	172,052
HDFC Bank, Ltd.	8,664	151,375
IndusInd Bank, Ltd.	9,638	140,415
Reliance Industries, Ltd.	3,143	91,864
Zomato, Ltd.[b]	97,856	75,000
Dabur India, Ltd.	8,634	60,809
Asian Paints, Ltd.	1,236	50,783

Total India		1,095,273

SOUTH KOREA: 6.3%
Coupang, Inc.[b]	5,443	90,735
Samsung SDI Co., Ltd.	191	72,892
LG Chem Ltd.	173	64,813

	Shares	Value

SK Hynix, Inc.	937	$54,424

Total South Korea		282,864

INDONESIA: 4.5%
PT Bank Mandiri Persero Tbk	139,900	86,591
PT Bank Rakyat Indonesia Persero Tbk	248,500	73,273
PT Astra International Tbk	100,100	43,550

Total Indonesia		203,414

SINGAPORE: 4.0%
Sea, Ltd. ADR[b]	1,708	95,734
Grab Holdings, Ltd. Class Ab	31,232	82,140

Total Singapore		177,874

VIETNAM: 1.7%
Mobile World Investment Corp.	28,800	77,234

Total Vietnam		77,234

UNITED STATES: 1.3%
Legend Biotech Corp. ADR[b]	1,413	57,650

Total United States		57,650

TOTAL INVESTMENTS: 98.5%		4,409,326
(Cost $4,739,668)

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.5%		66,877

NET ASSETS: 100.0%		$4,476,203

a

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2022, the aggregate value is $404,154, which is 9.03% of net assets.

b	Non-income producing security.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

matthewsasia.com | 800.789.ASIA	1